Income and Other Taxes Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income and other taxes payable [Line Items]
Percentage Rate	4.65%
Income taxes and other taxes payable	$ 28,498	$ 29,478